Property, Plant and Equipment - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		May 31, 2020 EUR (€)	Jan. 01, 2019 EUR (€)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	€ 16,453	€ 7,764	[1]			€ 6,324	[1]	€ 3,010
Reimbursement of construction cost	2,500
Cost incurred	2,500
Equipment in progress		1,400
Additional cost incurred	1,300
Construction cost incurred	2,500
Leasehold improvements	€ 300
Amortized leasehold improvements	10 years
Right of use assets					€ 9,227
Lease liabilities		€ 4,791			8,947
Major purchases of assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Right of use assets				€ 2,200
Lease liabilities				€ 2,200
IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Right of use assets					7,800
Lease liabilities					€ 7,800
Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation, right-of-use assets	4,346	2,933
Building on Non-Freehold Land
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation, right-of-use assets	11,974	1,196
Assets Under Finance Lease Contracts | Scientific Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	€ 1,413	€ 1,889				€ 1,895

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.